Document And Entity Information	Jul. 24, 2024
Document Information [Line Items]
Entity, Registrant Name	FINWARD BANCORP
Document, Type	8-K/A
Document, Period End Date	Jul. 24, 2024
Entity, Incorporation, State or Country Code	IN
Entity, File Number	001-40999
Entity, Tax Identification Number	35-1927981
Entity, Address, Address Line One	9204 Columbia Avenue
Entity, Address, City or Town	Munster
Entity, Address, State or Province	IN
Entity, Address, Postal Zip Code	46321
City Area Code	219
Local Phone Number	836-4400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	FNWD
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Description	Form 8-K/A date of report 07-24-24
Amendment Flag	true
Entity, Central Index Key	0000919864